DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 78.8%

Argentina - 2.3%
7,200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,246,072
8,345,000	Pampa Energia S.A.	7.50%		01/24/2027	7,421,834
1,000,000	Pampa Energia S.A.	9.13%	^	04/15/2029	885,000
150,000	Pampa Energia S.A.	9.13%		04/15/2029	132,750
9,785,692	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	4,012,134

					18,697,790

Brazil - 5.5%
7,000,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	7,631,820
4,800,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	4,927,200
8,200,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50%	^	01/23/2081	9,138,982
7,631,000	Cosan Overseas Ltd.	8.25%		11/29/2049	7,869,545
7,200,000	CSN Islands Corporation	7.00%	†	03/23/2021	7,152,660
2,200,000	CSN Resources S.A.	7.63%	^	04/17/2026	2,367,750
600,000	CSN Resources S.A.	7.63%		04/17/2026	645,750
1,500,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	1,605,015
1,929,352	Invepar Holdings	0.00%	ΩÞ	12/30/2028	82,503
3,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	3,537,036

					44,958,261

Chile - 6.3%
3,200,000	AES Gener S.A.	5.00%		07/14/2025	3,392,000
4,300,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	4,735,375
4,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	5,340,000
5,400,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	6,007,500
4,064,500	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	4,078,970
1,119,472	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,183,142
8,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	7,437,011
9,500,000	Geopark Ltd.	6.50%		09/21/2024	9,880,000
3,200,000	Geopark Ltd.	5.50%	^	01/17/2027	3,208,032
5,075,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	2,600,937
7,200,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	3,648,600

					51,511,567

China - 5.9%
2,500,000	Baidu, Inc.	1.72%		04/09/2026	2,539,710
200,000	Baidu, Inc.	3.43%		04/07/2030	221,716
1,400,000	CNPC General Capital Ltd.	1.35%		06/23/2025	1,399,672
4,000,000	CNPC Global Capital Ltd.	1.13%		06/23/2023	4,006,743
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
9,000,000	JD.com, Inc.	3.38%		01/14/2030	9,793,555
4,700,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	4,884,468
700,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	695,209
700,000	State Grid Overseas Investment Ltd.	3.75%		05/02/2023	746,796
4,720,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	4,965,679
250,000	Syngenta Finance N.V.	4.38%		03/28/2042	249,817
700,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	728,969
8,490,000	Syngenta Finance N.V.	5.68%		04/24/2048	8,841,351
9,300,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	9,545,985

					48,825,344

Colombia - 6.4%
1,923,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,057,610
9,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	9,472,590
8,100,000	BBVA Colombia S.A.	4.88%		04/21/2025	8,790,606
9,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	10,087,469
2,000,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	2,426,000
1,500,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,566,577
4,568,000	Gilex Holding Sarl	8.50%		05/02/2023	4,770,751
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	273,004
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	7,712,363
2,100,000	Gran Tierra Energy International Holdings Ltd.	7.75%	^	05/23/2027	1,449,021
2,900,000	Grupo Aval Ltd.	4.75%		09/26/2022	3,041,694
1,100,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,150,628

					52,798,313

Dominican Republic - 2.2%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,771,875
4,000,000	AES Dominicana	7.95%		05/11/2026	4,145,000
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,885,500
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,190,000

					17,992,375

Guatemala - 0.1%
923,000	Energuate Trust	5.88%		05/03/2027	978,611

Hong Kong - 0.6%
4,500,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	4,752,621

India - 8.7%
3,200,000	Adani International Container Terminal Pvt Ltd.	3.00%	^	02/16/2031	3,215,896
4,432,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,535,995
1,100,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,145,742
13,225,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	14,599,859
1,000,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	1,065,500
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	202,840
16,200,000	ONGC Videsh Ltd.	3.75%		07/27/2026	17,585,702
12,290,000	Reliance Industries Ltd.	5.40%		02/14/2022	12,874,415
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	666,282
4,800,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	3,648,000
3,000,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,469,000
13,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	9,464,750

					71,473,981

Indonesia - 4.3%
400,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	498,744
7,981,500	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	9,444,469
2,400,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	2,461,200
7,900,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,532,474
5,200,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,729,334
7,256,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	8,227,832

					34,894,053

Israel - 0.6%
1,300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,352,818
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,440,121
1,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,132,205

					4,925,144

Jamaica - 0.2%
3,043,580	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	852,203
2,041,210	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	1,071,635

					1,923,838

Korea - 3.0%
1,400,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,463,797
3,400,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,459,218
4,500,000	NongHyup Bank	1.25%	^	07/20/2025	4,588,516
2,200,000	POSCO	2.38%		11/12/2022	2,263,980
4,200,000	POSCO	2.38%		01/17/2023	4,332,722
5,800,000	POSCO	2.75%		07/15/2024	6,139,535
1,900,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25%	†	10/04/2024	1,988,623

					24,236,391

Kuwait - 1.3%
7,200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	8,119,224
2,300,000	MEGlobal Canada ULC	5.88%	^	05/18/2030	2,875,000

					10,994,224

Malaysia - 2.3%
500,000	CIMB Bank BHD	3.26%		03/15/2022	513,480
7,400,000	Gohl Capital Ltd.	4.25%		01/24/2027	7,876,295
8,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,166,840
1,800,000	Petronas Capital Ltd.	3.50%	^	04/21/2030	2,072,618
200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	217,041

					18,846,274

Mexico - 9.4%
10,600,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	12,044,356
8,100,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	9,163,125
2,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	2,012,140
1,000,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	1,150,115
3,400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	3,668,600
3,061,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,267,618
6,900,000	Braskem Idesa S.A.P.I.	7.45%	^	11/15/2029	6,486,000
5,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	5,437,550
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	5,788,612
5,500,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	5,025,680
6,828,722	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	3,380,217
5,400,000	Operadora de Servicios Mega S.A. de C.V.	8.25%	^	02/11/2025	5,639,625
1,000,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	960,000
17,533,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	13,456,753

					77,480,391

Panama - 5.1%
4,550,000	AES Panama Generation Holdings SRL	4.38%	^	05/31/2030	4,928,332
1,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	1,537,515
1,000,000	Banco Nacional de Panama	2.50%	^	08/11/2030	1,002,500
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	4,113,040
6,701,011	ENA Norte Trust	4.95%		04/25/2023	6,902,042
300,000	Global Bank Corporation	4.50%	^	10/20/2021	306,825
4,800,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	5,253,000
2,600,000	Multibank, Inc.	4.38%		11/09/2022	2,689,765
4,368,834	Panama Metro Line SP	0.00%	^	12/05/2022	4,265,074
4,368,834	Panama Metro Line SP	0.00%		12/05/2022	4,265,074
6,350,000	UEP Penonome II SA	6.50%	^	10/01/2038	6,631,114

					41,894,281

Paraguay - 0.4%
3,150,000	Banco Continental SAECA	2.75%	^	12/10/2025	3,142,125

Peru - 3.6%
2,150,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	2,281,709
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	1,537,515
4,168,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	4,272,242
3,000,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	3,348,180
3,585,000	Banco Internacional del Peru SAA Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	3,719,437
1,698,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	1,869,600
1,100,000	Credicorp Ltd.	2.75%	^	06/17/2025	1,145,650
3,500,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,886,750
8,300,000	Peru LNG S.R.L.	5.38%		03/22/2030	7,416,050

					29,477,133

Philippines - 1.7%
13,500,000	BDO Unibank, Inc.	2.95%		03/06/2023	14,046,840

Qatar - 1.1%
7,534,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	7,891,865
936,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	1,048,760

					8,940,625

Saudi Arabia - 0.1%
700,000	Saudi Arabian Oil Company	1.63%	^	11/24/2025	717,645

Singapore - 7.3%
200,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	0.83%		07/25/2022	201,144
1,300,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.92%)	3.30%	†	02/27/2025	1,328,145
18,100,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	18,307,516
1,500,000	Oversea-Chinese Banking Corporation Ltd. (3 Month LIBOR USD + 0.45%)	0.67%		05/17/2021	1,501,256
5,200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	5,286,505
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	508,318
4,700,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	4,949,790
6,800,000	Temasek Financial Ltd.	1.00%	^	10/06/2030	6,651,967
1,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	1,020,245
6,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	6,768,125
13,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	13,222,885

					59,745,896

Thailand - 0.4%
700,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00%	†	09/23/2025	733,635
1,700,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.12%		11/20/2023	1,705,517
900,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	941,504

					3,380,656

Total Foreign Corporate Bonds (Cost $651,196,663)					646,634,379

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 16.7%

Brazil - 1.6%
12,900,000	Brazilian Government International Bond	2.88%		06/06/2025	13,448,379

Chile - 0.3%
2,000,000	Chile Government International Bond	2.45%		01/31/2031	2,145,000

Dominican Republic - 2.5%
16,400,000	Dominican Republic International Bond	4.88%	^	09/23/2032	18,183,500
1,750,000	Dominican Republic International Bond	6.40%	^	06/05/2049	2,060,625

					20,244,125

Indonesia - 3.1%
21,400,000	Indonesia Government International Bond	3.85%		10/15/2030	24,922,128
200,000	Perusahaan Penerbit	3.40%		03/29/2022	207,131

					25,129,259

Panama - 1.2%
2,600,000	Panama Government International Bond	4.00%		09/22/2024	2,882,750
6,100,000	Panama Government International Bond	3.75%		03/16/2025	6,770,360

					9,653,110

Peru - 0.9%
7,340,000	Peruvian Government International Bond	2.39%		01/23/2026	7,842,863

Philippines - 1.7%
3,400,000	Philippine Government International Bond	2.46%		05/05/2030	3,676,387
7,000,000	Philippine Government International Bond	1.65%		06/10/2031	7,105,014
3,200,000	Philippine Government International Bond	2.95%		05/05/2045	3,385,949

					14,167,350

Qatar - 1.6%
3,800,000	Qatar Government International Bond	3.88%		04/23/2023	4,088,610
8,100,000	Qatar Government International Bond	3.38%		03/14/2024	8,784,450

					12,873,060

Saudi Arabia - 2.8%
8,700,000	Saudi Government International Bond	2.38%		10/26/2021	8,839,913
4,900,000	Saudi Government International Bond	2.88%		03/04/2023	5,136,964
8,300,000	Saudi Government International Bond	2.90%	^	10/22/2025	8,957,568

					22,934,445

United Arab Emirates - 1.0%
2,600,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	2,608,190
2,200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	2,354,198
3,100,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	3,506,875

					8,469,263

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $129,092,077)					136,906,854

Common Stocks - 0.1%
228,497	Frontera Energy Corporation				589,524

Total Common Stocks (Cost $20,010,064)					589,524

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 3.3%
9,129,398	First American Government Obligations Fund - Class U	0.04%	◆		9,129,398
9,129,398	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		9,129,398
9,129,398	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		9,129,398

Total Short Term Investments (Cost $27,388,194)					27,388,194

Total Investments - 98.9% (Cost $827,686,998)					811,518,951
Other Assets in Excess of Liabilities - 1.1%					8,970,570

NET ASSETS - 100.0%					$820,489,521

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2020

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	16.7%
Utilities	13.8%
Energy	13.5%
Finance	6.5%
Transportation	4.7%
Chemical Products	3.7%
Short Term Investments	3.3%
Building and Development (including Steel/Metals)	2.9%
Mining	2.0%
Technology	1.5%
Telecommunications	1.5%
Chemicals/Plastics	1.2%
Retailers (other than Food/Drug)	1.2%
Hotels/Motels/Inns and Casinos	0.9%
Consumer Products	0.9%
Conglomerates	0.6%
Media	0.2%
Construction	0.0%	~
Other Assets and Liabilities	1.1%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	9.4%
India	8.7%
Indonesia	7.4%
Singapore	7.3%
Brazil	7.1%
Chile	6.6%
Colombia	6.5%
Panama	6.3%
China	5.9%
Dominican Republic	4.7%
Peru	4.5%
Philippines	3.4%
United States	3.3%
Korea	3.0%
Saudi Arabia	2.9%
Qatar	2.7%
Malaysia	2.3%
Argentina	2.3%
Kuwait	1.3%
United Arab Emirates	1.0%
Israel	0.6%
Hong Kong	0.6%
Thailand	0.4%
Paraguay	0.4%
Jamaica	0.2%
Guatemala	0.1%
Other Assets and Liabilities	1.1%

100.0%

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.